Current income taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current income taxes [abstract]
Estimated tax liability for the period	€ (1,216)	€ (1,530)	[1]	€ (1,698)
Tax adjustments to the previous period	0	412	[1]	0
Deferred income taxes	791	596	[1]	(12)
Total tax income (loss) for the period	€ 425	€ 522	[2]	€ 1,710

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information